Consolidated Statements of (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues (note 13)	$ 1,880,332	$ 2,328,569	$ 2,450,382
Voyage expenses	(153,766)	(138,339)	(115,787)
Vessel operating expenses (note 13)	(731,150)	(825,024)	(844,039)
Time-charter hire expense	(120,893)	(150,145)	(138,548)
Depreciation and amortization	(485,829)	(571,825)	(509,500)
General and administrative expenses (note 13)	(106,150)	(119,889)	(133,184)
Asset impairments (note 18a)	(232,659)	(45,796)	(67,744)
Net loss on sale of vessels, equipment and other operating assets (note 18b)	(38,084)	(66,450)	(2,431)
Restructuring charges (note 20)	(5,101)	(26,811)	(14,017)
Income from vessel operations	6,700	384,290	625,132
Interest expense	(268,400)	(282,966)	(242,469)
Interest income	6,290	4,821	5,988
Realized and unrealized loss on non-designated derivative instruments (note 15)	(38,854)	(35,091)	(102,200)
Equity (loss) income (notes 4a and 22)	(37,344)	85,639	102,871
Foreign exchange loss	(26,463)	(6,548)	(2,195)
Loss on deconsolidation of Teekay Offshore (note 3)	(104,788)	0	0
Other (loss) income (note 14)	(53,981)	(39,013)	1,566
Net (loss) income before income taxes	(516,840)	111,132	388,693
Income tax (expense) recovery (note 21)	(12,232)	(24,468)	16,767
Net (loss) income	(529,072)	86,664	405,460
Less: Net loss (income) attributable to non-controlling interests (note 1)	365,796	(209,846)	(323,309)
Net (loss) income attributable to shareholders of Teekay Corporation	$ (163,276)	$ (123,182)	$ 82,151
Per common share of Teekay Corporation (note 19)
Basic (loss) earnings attributable to shareholders of Teekay Corporation (dollars per share)	$ (1.89)	$ (1.62)	$ 1.13
Diluted (loss) earnings attributable to shareholders of Teekay Corporation (dollars per share)	(1.89)	(1.62)	1.12
Cash dividends declared (dollars per share)	$ 0.22	$ 0.22	$ 1.7325
Weighted average number of common shares outstanding (note 19)
Basic (shares)	86,335,473	79,211,154	72,665,783
Diluted (shares)	86,335,473	79,211,154	73,190,564